Note 13 - Administrative expense	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
13
       Administrative expense

	2018	2017	2016

Investor relations	751	541	543
Audit fee	266	231	267
Advisory services fee	553	684	2,266
Listing fees	495	402	328
Directors fees company	225	247	211
Directors fees Blanket Mine	52	40	48
Employee costs	2,917	2,781	2,803
Eersteling Gold Mine administration cost	212	142	111
Office costs - Zambia	—	—	17
Other office administration costs	697	444	185
Travel costs	297	399	484
	6,465	5,911	7,263